Insurance Contracts - Summary of Underlying Items of Insurance Contracts (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Various Types of Insurance [Line Items]
Underlying items held by the Group	₩ 3,797,808	₩ 3,623,017
Cash and cash equivalents
Various Types of Insurance [Line Items]
Underlying items held by the Group	122,467	188,934
Equity securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	750,765	628,864
Debt securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	1,167,554	1,210,947
Beneficiary certificates
Various Types of Insurance [Line Items]
Underlying items held by the Group	1,271,117	1,022,401
Other securities
Various Types of Insurance [Line Items]
Underlying items held by the Group	446,193	481,122
Loans
Various Types of Insurance [Line Items]
Underlying items held by the Group	23,346	76,892
Others
Various Types of Insurance [Line Items]
Underlying items held by the Group	₩ 16,366	₩ 13,857